SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
The Company manages its reportable operating segments by operating mines, development projects and exploration projects. The results from operations for these reportable operating segments are summarized in the following tables:

Year ended December 31, 2017
(in millions of U.S. dollars)	Rainy River	New Afton	Mesquite	Cerro San Pedro	Corporate	Other(1)	Discontinued Operations(4)	Total
Operating segment results
Gold revenues	33.6	94.1	215.7	42.5	-	-	-	385.9
Copper revenues	-	203.8	-	-	-	-	-	203.8
Silver revenues	0.7	4.1	-	9.9	-	-	-	14.7
Total revenues(2)	34.3	302.0	215.7	52.4	-	-	-	604.4
Operating expenses	38.5	107.1	122.7	52.7	-	-	-	321.0
Depreciation and depletion	14.1	139.3	60.2	6.7	-	-	-	220.3
Revenue less cost of goods sold	(18.3)	55.6	32.8	(7.0)	-	-	-	63.1
Corporate administration	-	-	-	-	23.7	-	-	23.7
Corporate restructuring	-	-	-	-	4.2	-	-	4.2
Share-based payment expenses	-	-	-	-	5.1	-	-	5.1
Asset impairment	268.4	-	-	-	-	-	-	268.4
Exploration and business development	2.2	1.4	-	-	0.6	2.2	-	6.4
(Loss) income from operations	(288.9)	54.2	32.8	(7.0)	(33.6)	(2.2)	-	(244.7)
Finance income	-	-	-	0.2	0.9	-	-	1.1
Finance costs	(1.7)	(1.0)	(0.4)	(0.5)	(9.4)	(0.2)	-	(13.2)
Other gains (losses) (3)	12.2	2.4	(7.4)	(1.2)	0.3	32.9	-	39.2
(Loss) earnings before taxes	(278.4)	55.6	25.0	(8.5)	(41.8)	30.5	-	(217.6)
Income tax recovery (expense)	86.0	(0.2)	31.3	(0.7)	2.9	(3.4)	-	115.9
(Loss) earnings (from continuing operations	(192.4)	55.4	56.3	(9.2)	(38.9)	27.1	-	(101.7)
Loss from discontinued operations, net of tax	-	-	-	-	-	-	(6.3)	(6.3)
Net (loss) earnings	(192.4)	55.4	56.3	(9.2)	(38.9)	27.1	(6.3)	(108.0)
1.	Other includes balances relating to the development and exploration properties that have no revenues or operating costs.
2.	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2017.
3.	Other gains (losses) include foreign exchange revaluation, and a $33.0 million net gain on the disposal of the El Morro stream.
4.	Refer to Note 16 for further information on discontinued operations.

Year ended December 31, 2016
(in millions of U.S. dollars)	Rainy River	New Afton	Mesquite	Cerro San Pedro	Corporate	Other(1)	Discontinued Operations(4)	Total
Operating segment results
Gold revenues	-	110.4	141.7	79.7	-	-	-	331.8
Copper revenues	-	172.4	-	-	-	-	-	172.4
Silver revenues	-	4.4	-	14.2	-	-	-	18.6
Total revenues(2)	-	287.2	141.7	93.9	-	-	-	522.8
Operating expenses	-	104.8	71.5	99.2	-	-	-	275.5
Depreciation and depletion(3)	-	152.3	38.9	8.9	-	-	-	200.1
Revenue less cost of goods sold	-	30.1	31.3	(14.2)	-	-	-	47.2
Corporate administration	-	-	-	-	22.9	-	-	22.9
Share-based payment expenses	-	-	-	-	8.3	-	-	8.3
Asset impairment	-	-	-	-	-	6.4	-	6.4
Exploration and business development	-	2.1	1.9	-	0.4	(0.3)	-	4.1
Income (loss) from operations	-	28.0	29.4	(14.2)	(31.6)	(6.1)	-	5.5
Finance income	-	-	-	0.7	0.7	-	-	1.4
Finance costs	-	(0.7)	(0.4)	(0.9)	(7.7)	(0.2)	-	(9.9)
Other gains (losses)	-	5.3	5.5	(6.7)	(21.8)	10.0	-	(7.7)
Earnings (loss) before taxes	-	32.6	34.5	(21.1)	(60.4)	3.7	-	(10.7)
Income tax recovery (expense)(3)	-	21.9	(0.1)	5.5	(2.7)	(22.5)	-	2.1
Earnings (loss) from continuing operations	-	54.5	34.4	(15.6)	(63.1)	(18.8)	-	(8.6)
Earnings from discontinued operations, net of tax	-	-	-	-	-	-	1.6	1.6
Net earnings (loss)	-	54.5	34.4	(15.6)	(63.1)	(18.8)	1.6	(7.0)
1.	Other includes balances relating to the development and exploration properties that have no revenues or operating costs.
2.	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2016.
3.	Prior period comparatives have been revised as per note 5.
4.	Refer to Note 16 for further information on discontinued operations

Disclosure of detailed information about segmented assets and liabilities [text block]
The following table presents the segmented assets and liabilities:

	Total assets		Total liabilities		Capital expenditures(1)
	As at December 31	As at December 31	As at December 31	As at December 31	Year ended December 31
(in millions of U.S. dollars)	2017	2016(3)	2017	2016(3)	2017	2016(3)
Segmented assets and liabilities
Rainy River	1,774.2	1,505.1	454.4	545.6	499.3	466.4
New Afton	874.5	961.5	147.8	128.4	42.2	40.9
Mesquite	482.3	513.3	96.3	139.9	12.8	35.6
Peak Mines	-	170.9	-	64.4	-	-
Cerro San Pedro	43.9	60.5	26.7	29.8	0.7	1.0
Blackwater	560.8	547.8	56.9	55.6	11.3	10.0
Other(2)(5)	172.6	173.9	1,032.9	896.1	0.7	2.0
	3,908.3	3,933.0	1,815.0	1,859.8	567.0	555.9
Assets and liabilities held for sale and capital expenditures from discontinued operations(4)	109.0	-	62.8	-	34.7	11.1
Total assets, liabilities and capital expenditures	4,017.3	3,933.0	1,877.8	1,859.8	601.7	567.0
1.	Capital expenditures per consolidated statement of cash flows.
2.	Other includes corporate balances, exploration properties and the El Morro gold stream asset.
3.	Prior-year period comparatives have been revised as per note 5.
4.	Refer to Note 16 for further information on assets and liabilities held for sale.
5.	Other includes Peak Mines’ cash and cash equivalents, which do not form part of the net assets held for sale.

Disclosure of geographical areas [text block]
The Company operates in four principal geographical areas - Canada (country of domicile), the United States, Australia, and Mexico. The Company's revenue by location of operations and information about the Company’s non-current assets by location of assets are detailed below for the years ended December 31, 2017 and 2016.

Revenue(1)			Non-current assets(2)
(in millions of U.S. dollars)	2017	2016	2017	2016
Revenue and non-current assets by location
Canada	336.3	287.2	2,971.0	2,762.4
United States	215.7	141.7	302.4	359.2
Australia(3)	-	-	85.3	121.2
Mexico	52.4	93.9	5.1	17.8
Other	-	-	0.6	34.0
Total	604.4	522.8	3,364.4	3,294.6
1.	Presented based on the location in which the sale originated.
2.	Non-current assets exclude financial instruments (investments, reclamation deposits and other) and deferred tax assets.
3.
For the years ended December 31, 2017 and 2016, revenue from Peak Mines is included in earnings from discontinued operations. As at December 31, 2017, the Company’s non-current assets held in Australia are classified as assets held-for-sale.

Disclosure of major customers [text block]
The following table presents sales to individual customers exceeding 10% of annual sales for the following periods. The following three customers represent 79% (2016 – 71%) of the Company’s concentrate and doré sales revenue for the years ended December 31.

		Year ended December 31
(in millions of U.S. dollars)		2017	2016
Customer	Reporting segment
1	Mesquite(1)	210.8	138.7
	Rainy River(1)	34.3	-
	Cerro San Pedro (1)	4.4	34.1
2	New Afton	125.5	99.8
3	New Afton	99.8	99.3
Total sales to customers exceeding 10% of annual sales(2)		474.8	371.9
1.	Mesquite, Rainy River and Cerro San Pedro all sell to the same customer.
2.	Amounts presented exclude sales generated from Peak Mines, which has been classified as a discontinued operation for the year ended December 31, 2017.